Investment in affiliates (Tables)	12 Months Ended
Dec. 31, 2015
Investment in affiliates
Schedule of balances of investment in affiliates

	As of December 31
	2014		2015
	$	%	$	%
Equity method
Shanghai Wuling Investment Center (“Wuling Center”)	—	—	1,550,359	1.1%
Shanghai Guochen Equity Management Co., Ltd (“Guochen”)	—	—	709,576	8.3%
Shenzhen Guojinwenying Fund Management Co, Ltd(“Guojinwenying”)	735,414	45%	701,714	45%
Shanghai JupaiHehui Asset management Co., Ltd. (‘‘Hehui’’)	560,549	49%	587,337	49%
Others	743,586		1,799,799

Total equity method investments	2,039,549		5,348,785

Cost method
Institutions Quotation System Co., Ltd (“ZhongZheng”)	—	—	4,619,933	1%
Shanghai Star Investment Co., Ltd.(“Star Investment”)	—	—	1,378,280	9.0%
Others	245,138		230,997

Total cost method investments	245,138		6,229,210

Total investments	2,284,687		11,577,995